Asset Retirement Obligation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Estimate value	$ 2,557,553
Increase estimate value	$ 1,020,553
Risk-free interest rate	11.00%	10.00%	10.00%
Associated retirement asset	$ 22,178